Schedule of financial instruments recorded at fair value (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Digital Assets (Refer Note 5)	$ 50,672,418
Investments	1,400
Assets	50,673,818
Convertible Notes at Fair Value (Refer Note 10)	44,736,545
Liabilities	44,736,545
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Digital Assets (Refer Note 5)	50,672,418
Investments	1,400
Assets	50,673,818
Convertible Notes at Fair Value (Refer Note 10)
Liabilities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Digital Assets (Refer Note 5)
Investments
Assets
Convertible Notes at Fair Value (Refer Note 10)
Liabilities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Digital Assets (Refer Note 5)
Investments
Assets
Convertible Notes at Fair Value (Refer Note 10)	44,736,545
Liabilities	$ 44,736,545